The company - Collaboration and license agreements concluded with Sanofi for the development of "NK Cell engages" in oncology (Details) € in Millions					1 Months Ended			6 Months Ended	12 Months Ended
	Dec. 19, 2023 EUR (€) option	Jul. 11, 2023 EUR (€)	Dec. 19, 2022 EUR (€) targets	Jan. 05, 2021 EUR (€)	Mar. 31, 2023 EUR (€) option	Dec. 31, 2021 EUR (€)	Jan. 31, 2016 EUR (€) Agreements targets	Jun. 30, 2022 EUR (€) preclinicalMolecules	Dec. 31, 2023 option preclinicalMolecules	Jan. 25, 2023 targets
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of preclinical molecules | preclinicalMolecules								4
Agreements with Sanofi for NK Cell engages
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of specified targets | targets							2
Number of agreement with Sanofi | Agreements							2
Maximum amount receivable from counter party upon achievement of certain milestones							€ 400.0
Milestone payment received	€ 15.0	€ 2.0		€ 7.0		€ 3.0		€ 3.0
Number of exclusive options granted | option	2				2				2
Exercise period, terms									3 years
Number of preclinical molecules | preclinicalMolecules									2
Number of license options retained | option									3
Agreements with Genzyme for NK Cell engages
Disclosure of disaggregation of revenue from contracts with customers [line items]
Maximum amount receivable from counter party upon achievement of certain milestones			€ 1,350.0
Milestone payment received					€ 25.0
Number of additional targets | targets			2							2